Share option	12 Months Ended
Dec. 31, 2024
Share Option
Share option

29.	Share option

On April 30, 2024, the Group granted a consultant share option equivalent to 2.5% of total number of shares of the Company with no vesting period. According to the addition terms and conditions on the share option granted to the consultant, the share option is contingent upon the occurrence of a performance condition (i.e. the successful listed on Nasdaq), the share option shall not be recognised until the performance condition becomes probable in accordance with IFRS 2 Share-based Payment.